Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK GLOBAL ALLOCATION FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Supplement [Text Block]	brgafi_SupplementTextBlock

BLACKROCK GLOBAL ALLOCATION FUND, INC.

(the “Fund”)

Supplement dated December 4, 2017 to the Summary Prospectus for Investor A Shares of the Fund, the Prospectus for Investor A Shares of the Fund and the Statement of Additional Information of the Fund, each dated February 28, 2017

Effective January 16, 2018, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Footnote 1 to the Fund’s fee and expense table relating to the “Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)” for Investor A Shares in the section of the Summary Prospectus entitled “Key Facts About BlackRock Global Allocation Fund, Inc.—Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Global Allocation Fund, Inc.—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more.

BLACKROCK GLOBAL ALLOCATION FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brgafi_SupplementTextBlock

BLACKROCK GLOBAL ALLOCATION FUND, INC.

(the “Fund”)

Supplement dated December 4, 2017 to the Summary Prospectus for Investor A Shares of the Fund, the Prospectus for Investor A Shares of the Fund and the Statement of Additional Information of the Fund, each dated February 28, 2017

Effective January 16, 2018, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Footnote 1 to the Fund’s fee and expense table relating to the “Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)” for Investor A Shares in the section of the Summary Prospectus entitled “Key Facts About BlackRock Global Allocation Fund, Inc.—Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview—Key Facts About BlackRock Global Allocation Fund, Inc.—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more.

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more.